SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE AND EXERCISABLE EXERCISE PRICE RANGE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Range of Exercise Prices, minimum	$ 1.43	$ 1.58
Range of Exercise Prices, maximum	$ 142.08	$ 142.08
Options Outstanding, Number Outstanding	221,756	217,056
Options Outstanding, Weighted- Average Remaining Contractual Life	7 years 3 months 18 days	7 years 8 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 17.72	$ 4.50
Options Exercisable, Number Exercisable	212,225	214,525
Options Exercisable, Weighted-Average Exercise Price	$ 18.37	$ 18.74